Contract Liabilities	12 Months Ended
Dec. 31, 2023
Contract Liabilities [Abstract]
Contract Liabilities
13.	Contract Liabilities

Contract liabilities - current as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022

Deferred revenue related to customer loyalty program	20,008,439	12,179,748
Advance from customers related to coupons and gift cards	11,255,648	8,573,239
Deferred revenue related to upfront franchise fees received from sub-franchisees	1,349,357	750,618
Advance from third party	8,101,390	618,700
	40,714,834	22,122,305

Contract liabilities – non-current as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Deferred revenue related to upfront franchise fees received from sub-franchisees	5,271,661	3,311,176

Contract liabilities primarily consist of deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards. The deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards are expected to be recognized as revenue in the next 12 months from the balance sheet date.

The Company had RMB6,621,018 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB1,349,357 is expected to be recognized in the next 12 months, RMB5,271,661 is expected to be recognized in next 2 to 10 years for the year ended December 31, 2023.

The Company had RMB4,061,794 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB750,618 is expected to be recognized in the next 12 months, RMB3,311,176 is expected to be recognized in next 2 to 10 years for the year ended December 31, 2022, respectively.

Revenue recognized that was included in the contract liability balance at the beginning of the year amounts to RMB 21,880,042 and RMB13,829,722 in year 2023 and 2022, respectively.

The Company has elected, as a practical expedient not to disclose the value of remaining performance obligations associated with sales-based royalty promised to sub-franchisees in exchange for franchise right and other related services.